Document And Entity Information	Jun. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2026
Entity Registrant Name	Vera Therapeutics, Inc.
Entity Central Index Key	0001831828
Entity Emerging Growth Company	false
Entity File Number	001-40407
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2744449
Entity Address, Address Line One	2000 Sierra Point Parkway, Suite 1200
Entity Address, City or Town	Brisbane
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94005
City Area Code	(650)
Local Phone Number	770-0077
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	VERA
Security Exchange Name	NASDAQ